Subsequent events (Super short-term bonds) (Detail) - Issue super short-term bonds [member] ¥ / shares in Units, ¥ in Billions	1 Months Ended
Feb. 28, 2018 CNY (¥) ¥ / shares
Super short-term bond with maturity of 90 days issued in February 2018 [member]
Disclosure of non-adjusting events after reporting period [line items]
Face value | ¥	¥ 4
Annual interest rate	4.35%
Maturity	90 days
Par value | ¥ / shares	¥ 100
Super short-term bond with maturity of 90 days issued in March 2018 [member]
Disclosure of non-adjusting events after reporting period [line items]
Face value | ¥	¥ 2
Annual interest rate	4.35%
Maturity	90 days
Par value | ¥ / shares	¥ 100